Promissory Note Payable and Convertible Debentures (Details Narrative)									1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 28, 2022 USD ($) $ / shares	Jan. 07, 2022 USD ($)	Sep. 22, 2021 USD ($)	Sep. 22, 2021 USD ($)	Oct. 09, 2020 USD ($)	May 12, 2020 USD ($)	Apr. 24, 2020 $ / shares shares	Nov. 13, 2019 USD ($) shares	Jan. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 15, 2022 USD ($)	Apr. 01, 2022 $ / shares	Apr. 01, 2022 $ / shares	Dec. 20, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 13, 2020 USD ($)	May 12, 2020 CAD ($)	Jan. 29, 2020 USD ($)	Jan. 29, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Nov. 13, 2019 $ / shares	Jun. 30, 2019 USD ($)
Short-Term Debt [Line Items]
Debt instrument, interest rate		9.00%										9.00%		9.00%						9.00%
Warrants to purchase shares | shares										111,173,428			111,412,712
Repaid promissory note												$ 1,825,920			$ 158,094
Loss on loan extinguishment					$ 23,376						$ (56,146)	(875,861)	(56,146)		(1,056,296)
Accretion expense												118,388			359,267
Interest expense										$ 735,237		124,367	$ 102,740		202,426
[custom:ProjectFinancePackageConvertibleDebenture-0]																			$ 50,000,000
FundingStreamDescription										If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver. Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.			Assuming the maximum funding of $37,000,000 is drawn, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver. Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.
Additional indebtedness amount										$ 15,000,000			$ 15,000,000
Cost over-run facility										13,000,000			13,000,000
Interest and Dividends Payable, Current					$ 500,000					195,205
Interest and Debt Expense										5,028	$ 47,982
Other Current Assets [Member]
Short-Term Debt [Line Items]
Interest and Debt Expense										727,665
Convertible Debt [Member]
Short-Term Debt [Line Items]
Legal Fees										67,435
Minimum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream										27,000,000			27,000,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream										37,000,000			$ 37,000,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	Jul. 07, 2023
Debt Instrument effective interest rate percentage	7.50%												7.50%
Debt Instrument, Face Amount	$ 5,000,000												$ 5,000,000
Debt Instrument, Increase (Decrease), Net	$ 6,000,000												$ 6,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.30												$ 0.30
Equipment [Member]
Short-Term Debt [Line Items]
Royalty convertible debenture																			37,000,000
Multi Metal Stream [Member]
Short-Term Debt [Line Items]
Royalty convertible debenture																			37,000,000
Royalty [Member]
Short-Term Debt [Line Items]
Royalty convertible debenture																			8,000,000
Advances from royalties		$ 8,000,000
Royalty percentage		1.85%											1.85%
Royalty [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Royalty percentage													1.85%
Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrant exercise price | (per share)																	$ 0.30	$ 0.37
Payments to Acquire Businesses, Gross									$ 2,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate									7.50%
Payments to Acquire Businesses, Gross									$ 6,000,000
Debt Instrument, Face Amount									5,000,000
Subsequent Event [Member] | Royalty [Member]
Short-Term Debt [Line Items]
Advances from royalties									$ 8,000,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes payable								$ 300,000
Debt instrument, interest rate								1.00%
Warrants to purchase shares | shares							400,000	400,000
Number of shares acquired | shares								1
Warrant exercise price | $ / shares							$ 0.50																				$ 0.80
Debt instrument, maturity date							Aug. 01, 2020
Warrants and rights outstanding, maturity date							Nov. 13, 2021
Promissory Note [Member] | August 2020 Warrants [Member]
Short-Term Debt [Line Items]
Promissory notes payable																				$ 288,000
Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Repaid promissory note												110,658
Promissory notes payable															248,478
Accretion expense												51,522			155,001
Debt Instrument effective interest rate percentage													16.00%
Interest expense												5,600			22,700
Promissory Notes Payable [Member] | August 2020 Warrants [Member]
Short-Term Debt [Line Items]
Repaid promissory note												110,658
Promissory notes payable												218,281		218,281
Outstanding interest payable												$ 28,939		28,939
Settlement of promissory note for issuing common stock | shares												822,857
Loss on loan extinguishment														335,467
Promissory Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						7.00%																7.00%
Promissory notes payable						$ 362,650																$ 500,000	$ 75,727	$ 100,000	$ 82,367	$ 107,000
Loss on loan extinguishment						291,203
Accretion expense												$ 47,737			41,453
Debt issue costs						$ 89,190
Promissory Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						8.00%																8.00%
Promissory notes payable						$ 141,704						714,285		$ 714,285								$ 200,000
Accretion expense												19,129			16,547
Debt issue costs						$ 35,676
Promissory Notes Payable Three [Member]
Short-Term Debt [Line Items]
Promissory notes payable															75,000
Debt issue costs															15,000
Financing cost															15,000
Promissory Notes Payable Four [Member]
Short-Term Debt [Line Items]
Financing cost															15,000
Promissory Notes Payable Five [Member]
Short-Term Debt [Line Items]
Promissory notes payable																					$ 1,200,000
Debt issue costs																					$ 360,000
Financing cost												$ 360,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate			15.00%	15.00%
Debt instrument, maturity date			Mar. 15, 2022
Promissory notes payable			$ 2,500,000	$ 2,500,000
Interest expense										92,466			$ 102,740
Payments to Acquire Land				$ 200,000
Non Convertible Promissory Notes Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Promissory notes payable																$ 500,000
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Royalty convertible debenture										300,579									$ 5,000,000
Royalty Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate													9.00%
Royalty convertible debenture										427,086
Debt Instrument, Face Amount													$ 8,000,000
Legal Fees										$ 795,100